Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Schedule of Operating Leases	Future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year was as follows:
For period ending June 30,	Lease Commitment
2026	$503,139
2027	106,062
Total	$609,201